8 INCOME TAXES Deferred tax assets (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34	(34)
State taxes, net of federal income tax	3.63	(3.63)
Effect of change in valuation allowance	(23.60)	(36.42)
Non deductible expenses	(14.03)	(1.21)
Total	0	0